Merger and Acquisition Merger and Acquisition (Estimated Fair Values Acquired Assets and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	11 Months Ended	12 Months Ended
	Jun. 08, 2013	Dec. 29, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013	Apr. 28, 2013
Business Acquisition [Line Items]
Long term debt					$ (16,500,000)
Goodwill on acquisition		15,070,062	3,185,527			3,079,250
Total consideration paid to predecessor shareholders	28,750,000
Cash and cash equivalents of Predecessor at June 7, 2013				(40,605)
Acquisitions of business, net of cash on hand		21,494,287	3,250	618,302
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Cash	3,223,588
Other current assets	3,734,558
Property, Plant and Equipment	2,681,670
Trademark and other intangibles	14,406,924
Other non-current assets	652,038
Trade and other payables	(2,799,165)
Long term debt	(3,021,655)
Deferred income taxes	(4,221,354)
Non-pension postretirement benefits and other noncurrent liabilities	(662,439)
Redeemable non controlling interest and non controlling interest	(258,008)
Net assets acquired	13,736,157
Goodwill on acquisition	15,016,807				15,020,000
Total consideration pushed down from Parent	28,752,964
Debt repayment and associated costs	(3,976,847)
Excess cash from parent	(1,153,621)
Other transaction related costs	(58,242)
Total consideration paid to predecessor shareholders	23,564,254
Cash and cash equivalents of Predecessor at June 7, 2013	(2,069,967)
Acquisitions of business, net of cash on hand	$ 21,494,287